Short-term deposits	12 Months Ended
Dec. 31, 2025
Short-term deposits
Short-term deposits
6.	Short-term deposits

Short-term deposits represent time deposits placed with banks with original maturities between three months and one year. The term deposits balance as of December 31, 2024 and 2025 primarily consist of the following currencies:

	December 31, 2024		December 31, 2025
		US$		US$
	Amount	equivalent	Amount	equivalent

US$	702,450	702,450	73,100	73,100
RMB	2,162,766	300,869	839,485	119,435
Others	N/A	57,692	N/A	N/A
Total		1,061,011		192,535